VictoryShares Free Cash Flow Growth ETF Annual Total Returns	12 Months Ended
Dec. 31, 2025
VictoryShares Free Cash Flow Growth ETF | VictoryShares Free Cash Flow Growth ETF
Prospectus [Line Items]
Annual Return [Percent]	18.51%